Stockholders’ Equity (Details Narrative) - USD ($)																				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2023	Apr. 03, 2023	Feb. 14, 2023	Jan. 04, 2023	Jan. 01, 2023	Dec. 21, 2022	Oct. 12, 2022	Oct. 03, 2022	Sep. 15, 2022	Sep. 12, 2022	Mar. 29, 2022	Dec. 31, 2021	Dec. 01, 2021	Sep. 17, 2021	Jul. 26, 2021	Jun. 01, 2021	May 25, 2021	May 23, 2021	May 12, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 28, 2022	Oct. 15, 2021
Class of Stock [Line Items]
Preferred Stock, Shares Authorized												9,200,000								9,200,000		9,200,000		9,200,000	9,200,000
Common Stock, Shares Authorized												300,000,000								300,000,000		300,000,000		300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share												$ 0.001								$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Outstanding												65,599,565								76,736,274		76,736,274		67,202,907	65,599,565
Number of stock sold, shares			3,000,000
Common stock issued for services																				$ 84,000	$ 134,128	$ 173,850	$ 134,128	$ 134,128	$ 133,755
Amortization of debt discounts																						26,233	412,673	$ 412,673	456,656
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																								134,128
Sale of Stock, Price Per Share			$ 0.10
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period															60,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number															125,000											500,000
Shares Issued, Price Per Share															$ 0.13											$ 0.50
Two Individuals [Member]
Class of Stock [Line Items]
Common stock issued for services													$ 21,725			$ 18,758	$ 8,500		$ 29,538
Common stock issued for services, shares													262,066			112,528		50,000	118,150
Purchase Agreement [Member] | AJB Capital Investments LLC [Member]
Class of Stock [Line Items]
Debt Instrument, Fee Amount														$ 200,000										$ 250,000
Common stock issued for services														$ 2,000,000										1,250,000
Amortization of debt discounts																								150,062	268,250
Finance expense																								106,894	43,168
Purchase Agreement [Member] | Second ABJ Note [Member]
Class of Stock [Line Items]
Finance expense																									268,250
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for services																				$ 1,000	$ 1,341	$ 2,500	$ 1,603	$ 1,603	$ 955
Stock Issued During Period, Shares, New Issues									1,341,276													3,000,000			750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																									60,000
Common stock issued for services, shares																				1,000,000	1,341,276	2,500,000	1,603,342	1,603,342	954,260
Common Stock [Member] | Vahe Gabriel [Member]
Class of Stock [Line Items]
Common stock issued for services												$ 55,234
Common stock issued for services, shares												673,582
Common Stock [Member] | Subscription Payable [Member]
Class of Stock [Line Items]
Number of stock sold, shares											262,066
Sale of Stock, Price Per Share																											$ 1.00
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																								10,000,000
Temporary Equity, Par or Stated Value Per Share																								$ 0.001
Preferred stock shares designated																								500,000
Number of stock sold, shares		25,000		25,000		5,000
Common stock issued for services	$ 45,000				$ 45,000
Common stock issued for services, shares	4,500				4,500
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares designated																								300,000
Stock Issued During Period, Shares, New Issues							10,000	3,333,300		10,000